Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A Shares
Class shares, no par value (in Dollars per share)
Class shares, unlimited shares authorized	Unlimited	Unlimited
Class shares, shares issued (in Shares)	1,887,189	386,253
Class shares, shares outstanding (in Shares)	1,887,189	386,253
Class B Shares
Class shares, shares issued (in Shares)	1,000,000	1,000,000
Class shares, shares outstanding (in Shares)	1,000,000	1,000,000
Class shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Class shares, shares authorized (in Shares)	2,000,000	2,000,000